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                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 15, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-1A
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REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  55                                      [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940

Amendment  No.  56                                                      [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300

                                         Send  Copies  of  Communications  to:
MS.  ELIZABETH  A.  DAVIN,  ESQ.         MR.  DUANE  LASSITER,  ESQ.
NATIONWIDE  PLAZA                        STRADLEY  RONON  STEVENS AND YOUNG LLP
COLUMBUS,  OHIO  43215                   COMMERCE  SQUARE
(NAME  AND  ADDRESS)                     PHILADELPHIA, PENNSYLVANIA 19103
  OF  AGENT FOR SERVICE

It  is  proposed that this filing will become effective: (check appropriate box)

     [    X  ]  immediately  upon  filing  pursuant  to  paragraph  (b)

     [       ]  on  ------------------,  2002  pursuant  to  paragraph  (b)

     [       ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)

     [       ]  on  -------------------,  2002  pursuant  to  paragraph  (a)(1)

     [       ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)

     [       ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [       ]  This  post-effective  amendment designated a new effective date for a previously  filed  post-effective  amendment.

                                    -- 1 --
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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A is being filed under Rule 485(b) and includes only certain exhibits and updated Part C.

                                    -- 2 --

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                                     PART A
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Part A has been filed with Post-Effective Amendment No. 52 on May 1, 2002 and is incorporated  herein  by  reference.


                                    -- 3 --
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                                     Part B
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Part B has been filed with Post-Effective Amendment No. 52 on May 1, 2002 and is incorporated  herein  by  reference.


                                    -- 4 --

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                                     PART C
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                                OTHER INFORMATION

ITEM  23.  EXHIBITS

     (a) Amended Declaration of Trust dated September 19, 2002, of the Registrant is filed herewith as Exhibit (a).

     (b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant are filed herewith as Exhibit No. (b).

     (c) Article VI of the Amended Declaration of Trust and Article III of the Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

     (d) (1) Investment Advisory Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. is filed herewith as Exhibit (d)(1).

               (a) Amendment dated September 1, 1999 to Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) is filed herewith as Exhibit (d)(1)(a).

               (b) Amended Exhibit A effective May 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) is filed herewith as Exhibit
                    (d)(1)(b).

               (c) Amended Exhibit A dated December 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

               (d) Form of Amended Exhibit A dated _____ to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust is filed herewith as Exhibit (d)(1)(d).

          (2) Investment Advisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust ("VGAMT") (now known as Gartmore Global Asset Management Trust) is filed herewith as Exhibit (d)(2).

               (a) Amended Exhibit A dated December 27, 2000 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT is filed herewith as Exhibit (d)(2)(a).

               (b) Amended Exhibit A dated December 18, 2001 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT is filed herewith as Exhibit (d)(2)(b).

          (3)  Subadvisory  Agreements  for  the  GVIT  Small  Company  Fund.

               (a) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and The Dreyfus Corporation is filed herewith as Exhibit (d)(3)(a).

                    (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and The Dreyfus Corporation is filed herewith as Exhibit (d)(3)(a)(1).


                                    -- 5 --

               (b) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) is filed herewith as Exhibit (d)(3)(b).

                    (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) is filed herewith as Exhibit
                         (d)(3)(b)(1).

               (c) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as
                    Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. is filed herewith at Exhibit (d)(3)(c).

                    (1) Amendment dated September 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. is filed herewith at Exhibit (d)(3)(c)(1).

               (d) Subadvisory Agreement dated October 1, 2000, as amended January 5, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable
                    Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company is filed herewith as Exhibit (d)(3)(d).

               (e) Subadvisory Agreement dated August 15, 2001 with Gartmore Global Partners is filed herewith as Exhibit (d)(3)(e).

          (4)  Subadvisory  Agreements  for  GVIT  Small  Cap  Growth  Fund.

               (a) Subadvisory Agreements dated May 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and
                    Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) is filed herewith as Exhibit (4)(a).

                    (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger Berman, LLC is filed herewith as Exhibit (4)(a)(1).

               (b) Subadvisory Agreement dated October 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) is filed herewith as Exhibit (4)(b).

          (5)  Subadvisory  Agreements  for  the  other  subadvised  funds.

               (a) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Strong Capital Management, Inc. for the Strong NSAT Mid Cap Growth Fund (now known as the Strong GVIT Mid Cap Growth Fund) is filed herewith as Exhibit (5)(a).

                    (1) Amendment dated September 1, 1999 to the Subadvisory Agreement Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Strong Capital Management, Inc. is filed herewith as Exhibit (5)(a)(1).


                                    -- 6 --

              (b)  Subadvisory  Agreement dated August 9, 2001 among Nationwide
                    Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. for the Nationwide Strategic Value Fund (now known as Nationwide GVIT Strategic Value Fund) is filed herewith as Exhibit (5)(b).

               (c) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Federated Investment Counseling for the Federated GVIT Equity Income Fund (now known as Comstock GVIT Value
                    Fund) and Federated NSAT High Income Bond Fund (now known as Federated GVIT High Income Bond Fund) is filed herewith as Exhibit (5)(c).

                    (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Federated Investment Counseling is filed herewith as Exhibit (5)(c)(1).

               (d) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and The Dreyfus Corporation for the Nationwide Small Cap Value Fund (now known as GVIT Small Cap Value Fund) is filed herewith as Exhibit (5)(d).

                    (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation is filed herewith at Exhibit (5)(d)(1).

               (e) Subadvisory Agreement dated September 24, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation for the Dreyfus NSAT Mid Cap Index Fund (now known as Dreyfus GVIT Mid Cap Index Fund) is filed herewith as Exhibit (5)(e).

               (f) Subadvisory Agreement dated May 5, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Turner Investment Partners, Inc. for the Turner NSAT Growth Focus Fund (Now known as Turner GVIT Growth Focus Fund) is filed herewith as Exhibit (5)(f).

               (g) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund (Now known as J.P. Morgan GVIT Balanced Fund) is filed herewith as Exhibit (5)(g).

               (h) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Miller
                    Anderson  &  Sherrerd,  LLP  (now  known  as  Morgan Stanley
                    Investments, LP) for the MAS NSAT Multi Sector Bond Fund (now known as MAS GVIT Multi Sector Bond Fund) is filed herewith as Exhibit (5)(h).

               (i) Subadvisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners ("GGP") for the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Leaders Fund and Gartmore NSAT Global Small Companies Fund (now known as Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund and Gartmore GVIT Global Small Companies Fund), is filed herewith as Exhibit (5)(i).

                                    -- 7 --

                    (1) Amended Exhibit A dated December 3, 2001 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP adding Gartmore NSAT OTC Fund, Gartmore NSAT Global Utilities Fund, Gartmore NSAT Global Financial Services Fund and Gartmore NSAT Asia Pacific Leaders Fund (now known as Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Asia Pacific Leaders Fund) is filed herewith as Exhibit (5)(i)(1).

               (j) Subadvisory Agreement dated August 15, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Nationwide Small Company Fund (now known as GVIT Small Company Fund) is filed herewith as Exhibit (5)(j).

                    (1) Amendment Exhibit A dated January 2, 2002 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners for the Nationwide Global 50 Fund (now known as Gartmore GVIT Worldwide Leaders Fund) is filed herewith as Exhibit (5)(j)(1).

               (k) Subadvisory Agreement dated May 1, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Van Kampen Asset Management, Inc. for the Comstock GVIT Value Fund is filed herewith as Exhibit (5)(k).

                    (l) Form of Subadvisory Agreement dated _______ among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation for the Dreyfus GVIT International Value Fund is filed herewith as Exhibit (5)(l).

               (m) Form of Subadvisory Agreement dated _______ among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and SsgA Funds Management, Inc. for the GVIT Equity 500 Index Fund is filed herewith as Exhibit (5)(m).

     (e) Underwriting Agreement dated May 1, 2001 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. is filed herewith as Exhibit (e).

               (1) Amended Schedule A dated December 1, 2001 to the Underwriting Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. / Gartmore Distribution Services, Inc. is filed herewith as Exhibit (e)(1).

               (2) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. is filed herewith as Exhibit (e)(2).

               (3) Form of Amended Schedule A dated ________ to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. is filed herewith as Exhibit (e)(3).

     (f)  Not  applicable.

     (g) Custody Agreement dated April 17, 1991 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank is filed herewith as Exhibit (g).

               (1) Addendum dated October 20, 1995 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank is filed herewith as Exhibit (g)(1).

               (2) Exhibit A to Custody Agreement dated December 27, 2000 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank is filed herewith as Exhibit (g)(2).

               (3) Amendment dated June 29, 2001 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank is filed herewith as Exhibit (g)(3).


                                    -- 8 --

           (4) Form of Exhibit A to Custody Agreement dated ______ between Gartmore Variable Insurance Trust and Fifth Third Bank is filed herewith as Exhibit (g)(4).

     (h) (1) Fund Administration Agreement dated November 1, 1997 between Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. for the Funds is filed herewith as Exhibit (h)(1).

          (a)  Amendment  dated  September  1,  1999  to  Fund  Administration
               Agreement among Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust is filed herewith as Exhibit
               (h)(1)(a).

          (b) Amended Exhibit A dated May 31, 2000 to the Fund Administration Agreement is filed herewith as Exhibit (h)(1)(b).

          (c) Amended Exhibit A dated December 1, 2001 to the Fund Administration Agreement is filed herewith as Exhibit (h)(1)(c).

          (d) Form of Amended Exhibit A dated _________ to the Fund Administration Agreement is filed herewith as Exhibit (h)(1)(d).

          (2) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (renamed Nationwide Separate Account Trust and now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. is filed herewith as Exhibit (h)(2).

               (a) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Nationwide Investor Services, Inc.) is filed herewith as Exhibit (h)(2)(a).

               (b) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. is filed herewith as Exhibit (h)(2)(b).

               (c) Amended Exhibit A dated May 1, 2000 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. is filed herewith as Exhibit (h)(2)(c).

               (d) Amended Exhibit A dated December 1, 2001 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. is filed herewith as Exhibit (h)(2)(d).

               (e) Form of Amended Exhibit A dated _________ to the Transfer and Dividend Disbursing Agent Agreement between Gartmore Variable Insurance Trust and Gartmore Investor Services is filed herewith as Exhibit (h)(2)(e).

          (3) Administrative Services Plan dated November 1, 1999 & Form of Servicing Agreement is filed herewith as Exhibit (h)(3)(a).

               (a) Amendment dated May 31, 2000 to Administrative Services Plan previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

               (b) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

               (c) Form of Amended Exhibit A dated _________ to the Administrative Services Plan is filed herewith as Exhibit
                    (h)(3)(c).

          (4) Expense Limitation Agreement effective May 31, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) is filed herewith as Exhibit (h)(4).


                                    -- 9 --

               (a) Amended Exhibit A to Expense Limitation Agreement amended December 12, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) t and Villanova Mutual Fund Capital Trust is filed herewith as Exhibit (h)(4)(a).

               (b) Amended Exhibit A to Expense Limitation Agreement amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust is filed herewith as Exhibit (h)(4)(b).

               (c) Expense Limitation Agreement dated ________ between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust is filed herewith as Exhibit (h)(4)(c).

               (d) Expense Limitations Agreement dated October 15, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust is filed herewith as Exhibit (h)(4)(d).

                    (1) Amended Exhibit A to Expense Limitation Agreement dated ________ between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust is filed herewith as Exhibit (h)(4)(d)(1).

          (5) Expense Limitation Agreement effective December 27, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Villanova Global Asset Management Trust) is filed herewith as Exhibit (h)(5).

               (a) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended December 1, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset
                    Management  Trust  is  filed  herewith as Exhibit (h)(5)(a).

               (b) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Villanova Global Asset Management Trust) is filed herewith as Exhibit
                    (h)(5)(b).

     (i)  Opinion  and  consent  of  counsel  to  be  filed by amendment.

     (j) Consent of PricewaterhouseCoopers dated April 30, 2002 previously filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A on April 30, 2002, and herein incorporated by reference.

     (k)  Not  applicable.

     (l)  Not  applicable.

     (m) Distribution Plan under Rule 12b-1 effective December 1, 2001 previously filed with Post-Effective Amendment No. 51to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (1) Distribution Plan under Rule 12b-1 effective May 1, 2002 is filed herewith as Exhibit (m)(1).

          (2) Form of Distribution Plan under Rule 12b-1 effective ___________ is filed herewith as Exhibit (m)(2).

     (n) Rule 18f-3 Plan effective December 1, 2001 previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (1) Rule 18f-3 Plan effective May 1, 2002 is filed herewith as Exhibit (n)(1).

          (2) Form of Rule 18f-3 Plan effective ______ is filed herewith as Exhibit (n)(2).

     (p) (1) Code of Ethics dated March 23, 2000 for Nationwide Family of Funds previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.


                                    -- 10 --

         (2) Code of Ethics dated November 29, 2001 for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002.

          (3) Code of Ethics dated March 23, 2000 for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

          (4) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with Post-Effective
               Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with Post- Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

               (b) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (6) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (7) MAS Funds and Miller Anderson & Sherrerd, LLP ("MAS") (now known as Morgan Stanley Investments, LP) and MAS Fund Distribution, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (8) Neuberger Berman Management, Inc. and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (9) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (10) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated April 5, 2001, previously filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on June 7, 2001, and herein incorporated by reference.

          (11) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc.
               Code of Ethics as revised May 17, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (12) Morgan Stanley Dean Witter & Co., indirect parent of Van Kampen Asset Management, Inc., Code of Ethics, dated January 29, 2001 as previously filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A on April 30, 2002, and herein incorporated by reference.

     (q) (1) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden
          L. Shisler, and David C. Wetmore dated September 19, 2002 is filed herewith as Exhibit (q)(1).

          (2) Power of Attorney for Gerald J. Holland dated March 1, 2001 Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.


                                    -- 11 --

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 23(a) above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

(a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph J. Gasper, Director and President and Chief Operating Officer Nationwide Life Insurance Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
Nationwide  Investment  Services  Corp

Director  and  Vice  Chairman
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
Leben  Direkt  Insurance  Company

Trustee
Gartmore  Variable  Insurance  Trust
Gartmore  Mutual  Funds

Donna  A.  James,  Director  and  Executive  Vice  President  -
Gartmore  Global  Investments,  Inc.

Executive  Vice  President
Chief  Administrative  Officer
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

W.  G.  Jurgensen,  Chief  Executive  Officer  and  Director
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Gartmore  Global  Investments,  Inc.
Nationwide  Investment  Services  Corporation

Chairman
NorthPointe  Capital,  LLC
Nationwide  Securities,  Inc.

Galen  Barnes,  Director
Scottsdale  Insurance  Company
Gartmore Global Investments, Inc.

Director  and  Chairman  of  the  Board
ALLIED  Property  and  Casualty  Insurance  Company

President  and  CEO
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Executive  Vice  President
Nationwide  Financial  Services,  Inc.
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

Michael S. Helfer, Director, Executive Vice President - Corporate Strategy Nationwide Mutual Insurance Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.

Michael C. Keller, Director, Executive Vice President- Chief Information Officer Nationwide Mutual Insurance Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.


                                    -- 12 --

Paul J. Hondros Director, President and Chief Executive Officer Gartmore Investors Services, Inc.
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Morley  Financial  Services,  Inc.
Gartmore Distribution Services, Inc.

President  and  Chief  Executive  Officer
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Director and Chairman
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Robert  A.  Oakley  Executive  Vice  President-Chief  Financial  Officer
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  General  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
CalFarm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation
Scottsdale  Insurance  Company
Gartmore  Global  Investments,  Inc.

Executive Vice President, Chief Financial Officer and Director Nationwide Global Holdings, Inc.
Nationwide  Securities,  Inc.

Director
NGH  Luxembourg,  S.A.
Gartmore  Global  Investments,  Inc.

James  R.  Donatell  Executive  Vice  President  - Sales,
  Marketing and Distribution
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Morley  Financial  Services,  Inc.

Director, Vice President - Sales,
  Marketing and Distribution
Gartmore Distribution Services, Inc.

Young  D.  Chin  Executive  Vice  President  -
  Chief  Investment  Officer  U.S.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore Distribution Services, Inc.

Craig Andrews Senior Vice President - Marketing and Public Communications Gartmore Global Investments, Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore Distribution Services, Inc.

Kevin S. Crossett Vice President - Associate General Counsel Gartmore Global Investments, Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust

Secretary
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


                                    -- 13 --

Christopher  P.  Donigan  Vice  President  -  Human  Resources
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust

Glenn  W.  Soden  Associate  Vice  President  and  Secretary
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore Distribution Services, Inc.

Carol  L.  Dove  Assistant  Treasurer
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust

Michael  D.  Maier  Assistant  Treasurer
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust

John  F.  Delaloye  Assistant  Secretary
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Gerald  J.  Holland Senior Vice President -
  Chief  Administrative  Officer
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust

Treasurer
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Peter Chambers Executive Vice President and Global Chief Investment Officer Gartmore Global Investments, Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital  LLC
Gartmore  Global  Asset  Management  Trust
Gartmore Distribution Services, Inc.

Mary Lou Vitale  Senior Vice President Product Development
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Michael A. Krulikowski  Chief Compliance Officer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Daniel J. Murphy   Assistant Treasurer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215 or 1200 River Road, Conshohocken, Pennsylvania 19428, except for the following companies:


                                    -- 14 --

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Farmland  Mutual  Insurance  Company
Nationwide  Agribusiness  Insurance  Company
1963  Bell  Avenue
Des  Moines,  Iowa  50315-1000

Scottsdale  Insurance  Company
8877  North  Gainey  Center  Drive
P.O.  Box  4110
Scottsdale,  Arizona  85261-4110

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Rd.  ,  Suite  400
Lake  Oswego,  Oregon  97035

(b) Gartmore Global Asset Management Trust ("GGAM"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable
     Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAM's managing unit holder and the officers of GGAM are as follows (see(a) above for additional information on their other employment):

                                DIRECTORS OF NC
--------------------------------------------------------------------------------
                   Lewis  J.  Alphin          Fred  C.  Finney
                   Galen  R.  Barnes          W.  G.  Jurgensen
                   A.  I.  Bell               David  O.  Miller
                   Timothy  J.  Corcoran      Lydia  M.  Marshall
                   Yvonne  M.  Curl           Ralph  M.  Paige
                   Kenneth  D.  Davis         James  F.  Patterson
                   Keith  W.  Eckel           Arden  L.  Shisler
                   Willard  J.  Engel         Robert  L.  Stewart

                                OFFICERS OF GGAM
--------------------------------------------------------------------------------
President  and  Chief  Executive  Officer                 Paul  J.  Hondros
Vice  President-Chief Financial Officer
     and Treasurer                                        Thomas M. Sipp
Executive  Vice President-Global Chief
     Investment Officer                                   Peter Chambers
Associate  Vice  President  and  Secretary                Glenn  W.  Soden
Vice  President,  Associate  General  Counsel             Kevin  S.  Crossett
Assistant  Secretary                                      John  F.  Delaloye
Assistant  Treasurer                                      Carol  L.  Dove
Assistant  Treasurer                                      Michael  D.  Maier
Executive  Vice President-Chief Investment
     Officer - U.S.                                       Young D. Chin
Executive  Vice  President-Sales,  Marketing
     and Distribution                                     James R. Donatell
Senior Vice President                                     Gerald  J.  Holland
     Chief  Administrative  Officer
Senior  Vice  President-  Marketing
     and Public Communications                            Craig Andrews
Senior Vice President- Product Development                Mary Lou Vitale
Vice President - Human Resources                          Christopher P. Donigan
Chief Compliance Officer                                  Michael A. Krulikowski
Assistant Secretary                                       Daniel J. Murphy

(c)  Information  for  the  Subadvisers

     (1)  The  Dreyfus  Corporation

          The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).


                                    -- 15 --

     (2)  Neuberger  Berman,  LLC

          Neuberger Berman, LLC ('Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

     (3)  Strong  Capital  Management,  Inc.

          Strong Capital Management, Inc. ("Strong"), acts as subadviser to the GVIT Small Company Fund and the Strong GVIT Mid Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

     (4)  NCM  Capital  Management  Group,  Inc.

          NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

     (5)  Smith  Graham  &  Co.  Asset  Managers,  L.P.

          Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

     (6) Federated Investment Counseling, the Subadviser to Federated GVIT High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

     (7) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, is subadviser to the Gartmore GVIT Worldwide Leaders Fund. Beginning May 1, 2000, JPMIM will also be subadviser to the J.
          P. Morgan GVIT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

          To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

                                    -- 16 --

     (8) Morgan Stanley Investments LP is subadviser to the MAS GVIT Multi Sector Bond Fund. The list required by this Item 26 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

     (9) Turner Investment Partners, Inc. ("Turner") is subadviser to the Turner GVIT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

     (10) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT Global Small Companies, Gartmore GVIT European Leaders Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Global Utilities Fund and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

     (11) Waddell & Reed Investment Management Company ("WRIMCO") acts as a subadviser to the GVIT Small Cap Growth Fund and beginning January 5, 2001, will be subadviser to the GVIT Small Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

     (12) Van Kampen Asset Management, Inc. ("VKAM") acts as a subadviser to the Comstock GVIT Value Fund. The list required by this Item 26 of the officers and directors of VKAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

ITEM  27.  PRINCIPAL  UNDERWRITERS

     (a)  Gartmore  Mutual  Funds
     (b)  Gartmore  Distribution  Services,  Inc.


NAME                           ADDRESS                      TITLE               TITLE WITH REGISTRANT
----------------------  ---------------------  -------------------------------  ---------------------
Paul J. Hondros         1200 River Road        President and                    Chairman
                        Conshohocken PA 19428  Chief Executive Officer

C. Peter Chambers       1200 River Road        Executive Vice President-        n/a
                        Conshohocken PA 19428  Global Chief Investment Officer

James R. Donatell       1200 River Road        Executive Vice President-Sales,  n/a
                        Conshohocken PA 19428  Marketing and Distribution

Young D. Chin           1200 River Road        Executive Vice President-        n/a
                        Conshohocken PA 19428  Chief Investment Officer U.S.

Craig S. Andrews        1200 River Road        Senior Vice President-Marketing  n/a
                        Conshohocken PA 19428  and Public Communications

Gerald J. Holland       1200 River Road        Senior Vice President            Treasurer
                        Conshohocken PA 19428

Donald J. Pepin, Jr.    1200 River Road        Senior Vice President-Sales      n/a
                        Conshohocken PA 19428

Mary Lou Vitale         1200 River Road        Senior Vice President-           Assistant Treasurer
                        Conshohocken PA 19428  Product Development

Kevin S. Crossett       1200 River Road        Vice President-                  Secretary
                        Conshohocken PA 19428  Associate General Counsel


                                    -- 17 --

Christopher P. Donigan  1200 River Road        Vice President-Human Resources   n/a
                        Conshohocken PA 19428

Thomas M. Sipp          1200 River Road        Vice President-Chief Financial   n/a
                        Conshohocken PA 19428  Officer and Treasurer

Glenn W. Soden          1200 River Road        Associate Vice President         n/a
                        Conshohocken PA 19428  and Secretary

John F. Delaloye        1200 River Road        Assistant Secretary              n/a
                        Conshohocken PA 19428

Carol L. Dove           One Nationwide Plaza   Assistant Treasurer              n/a
                        Columbus, OH 43215

Michael D. Maier        One Nationwide Plaza   Assistant Treasurer              n/a
                        Columbus, OH 43215

Daniel J. Murphy        One Nationwide Plaza   Assistant Treasurer              n/a
                        Columbus, OH 43215

Michael A. Krulikowski  1200 River Road        Chief Compliance Officer         Assistant Secretary
                        Conshohocken PA 19428

     (c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

     BISYS
     3435  Stelzer  Road
     Columbus,  OH  43219

ITEM  29.  MANAGEMENT  SERVICES

     Not  applicable.

ITEM  30.  UNDERTAKINGS

     Not  applicable.

                                    -- 18 --

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 55 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 15th day of October, 2002.

     GARTMORE  VARIABLE  INSURANCE  TRUST

     By:     GERALD  J.  HOLLAND*
             Gerald  J.  Holland,  Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 54 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FIFTEENTH DAY OF OCTOBER, 2002.

Signature  &  Title

Principal  Executive  Officer

PAUL  J.  HONDROS*
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
Gerald  J.  Holland,  Treasurer

JOSEPH  J.  GASPER*
Joseph  J.  Gasper,  Trustee

CHARLES  E.  ALLEN*
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
Paula  H.J.  Cholmondeley,  Trustee

C. BRENT  DEVORE*
C. Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
Robert  M.  Duncan,  Trustee

BARBARA  HENNIGAR*
Barbara  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRINDLER*
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
David  C.  Wetmore,  Trustee

*BY:
     /s/  ELIZABETH  A.  DAVIN
          Elizabeth  A.  Davin,  Attorney-In  Fact

                                    -- 19 --

--------------------------------------------------------------------------------
                                  EXHIBIT LIST
--------------------------------------------------------------------------------


   EXHIBIT      ITEM
--------------  ---------------------------------------------------------------------------------
       (23)(a)  Amended Declaration of Trust
       (23)(b)  Amended Bylaws
      23(d)(1)  Investment Advisory Agreement
   23(d)(1)(a)  Amendment to Investment Advisory Agreement
   23(d)(1)(b)  Amended Exhibit A to Investment Advisory Agreement
   23(d)(1)(d)  Form of Amended Exhibit A to Investment Advisory Agreement
      23(d)(2)  Investment Advisory Agreement
   23(d)(2)(a)  Amended Exhibit A Investment Advisory Agreement
   23(d)(2)(b)  Amended Exhibit A to Investment Advisory Agreement
   23(d)(3)(a)  Subadvisory Agreement
23(d)(3)(a)(1)  Amendment to Subadvisory Agreement
   23(d)(3)(b)  Subadvisory Agreement
23(d)(3)(b)(1)  Amendment to Subadvisory Agreement
   23(d)(3)(c)  Subadvisory Agreement
23(d)(3)(c)(1)  Amendment to Subadvisory Agreement
   23(d)(3)(d)  Subadvisory Agreement
   23(d)(3)(e)  Subadvisory Agreement
   23(d)(4)(a)  Subadvisory Agreement
23(d)(4)(a)(1)  Amendment to the Subadvisory Agreement
   23(d)(4)(b)  Subadvisory Agreement
   23(d)(5)(a)  Subadvisory Agreement
23(d)(5)(a)(1)  Amendment to Subadvisory Agreement
   23(d)(5)(b)  Subadvisory Agreement
   23(d)(5)(c)  Subadvisory Agreement
23(d)(5)(c)(1)  Amendment to Subadvisory Agreement
   23(d)(5)(d)  Subadvisory Agreement
23(d)(5)(d)(1)  Amendment to Subadvisory Agreement
   23(d)(5)(e)  Subadvisory Agreement
   23(d)(5)(f)  Subadvisory Agreement
   23(d)(5)(g)  Subadvisory Agreement
   23(d)(5)(h)  Subadvisory Agreement
   23(d)(5)(i)  Subadvisory Agreement
23(d)(5)(i)(1)  Amended Exhibit A to the Subadvisory Agreement
   23(d)(5)(j)  Subadvisory Agreement
23(d)(5)(j)(1)  Amended Exhibit A to the Subadvisory Agreement
   23(d)(5)(k)  Subadvisory Agreement
   23(d)(5)(l)  Form of Subadvisory Agreement
   23(d)(5)(m)  Form of Subadvisory Agreement
         23(e)  Underwriting Agreement
      23(e)(1)  Amended Schedule A to the Underwriting Agreement
      23(e)(2)  Underwriting Agreement
      23(e)(3)  Form of Amended Schedule A to the Underwriting Agreement
         23(g)  Custody Agreement
      23(g)(1)  Addendum to Custody Agreement
      23(g)(2)  Exhibit A to Custody Agreement
      23(g)(3)  Amendment to Custody Agreement
      23(g)(4)  Form of Exhibit A to Custody Agreement
      23(h)(1)  Fund Administration Agreement
   23(h)(1)(a)  Amendment to Fund Administration Agreement
   23(h)(1)(b)  Amended Exhibit A to the Fund Administration Agreement.
   23(h)(1)(c)  Amended Exhibit A to the Fund Administration Agreement
   23(h)(1)(d)  Form of Amended Exhibit A to the Fund Administration Agreement.
      23(h)(2)  Transfer and Dividend Disbursing Agent Agreement
   23(h)(2)(a)  Amendment to Transfer and Dividend Disbursing Agent Agreement
   23(h)(2)(b)  Amendment to Transfer and Dividend Disbursing Agent Agreement
   23(h)(2)(c)  Amended Exhibit A to the Transfer and Dividend Disbursing Agent Agreement
   23(h)(2)(d)  Amended Exhibit A to the Transfer and Dividend Disbursing Agent Agreement
   23(h)(2)(e)  Form of Amended Exhibit A to the Transfer and Dividend Disbursing Agent Agreement
   23(h)(3)(a)  Form of Amended Administrative Services Plan
   23(h)(3)(c)  Form of Amended Administrative Services Plan
      23(h)(4)  Expense Limitation Agreement
   23(h)(4)(a)  Amended Exhibit A to Expense Limitation Agreement
   23(h)(4)(b)  Amended Exhibit A to Expense Limitation Agreement
   23(h)(4)(c)  Form of Expense Limitation Agreement
   23(h)(4)(d)  Expense Limitation Agreement
23(h)(4)(d)(1)  Form of Amended Exhibit A to Expense Limitation Agreement
      23(h)(5)  Expense Limitation Agreement
   23(h)(5)(a)  Amended Exhibit A to Expense Limitation Agreement
   23(h)(5)(b)  Amended Exhibit A to Expense Limitation Agreement
      23(m)(1)  Distribution Plan under Rule 12b-1
      23(m)(2)  Form of Distribution Plan under Rule 12b-1
      23(n)(1)  Rule 18f-3 Plan
      23(n)(2)  Form of Rule 18f-3 Plan
      23(q)(1)  Power of Attorney

                                    -- 20 --

--------------------------------------------------------------------------------